Property and Equipment, Net	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	December 31, 2021	June 30, 2021
	(unaudited)
Building	$878,928	$864,843
Office equipment	1,032,079	944,040
Electronic equipment	14,510	26,637
Vehicles	193,810	190,704
Leasehold improvements	1,435,793	944,100
Less: accumulated depreciation	(1,233,743)	(968,216)
Total	$2,321,377	$2,002,108

For the six months ended December 31, 2021 ad 2020, the depreciation expenses were $439,762 and $78,671, respectively.

For the six months ended December 31, 2020, the Company disposed of office equipment with original cost of $18,644 and accumulated depreciation of $2,830. The Company incurred a net loss of $15,242 from the disposal of office equipment.